EQUITY (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Treasury shares, beginning (in shares)	(125,000)	0
Share purchases (in shares)	(175,000)	(125,000)
Assignment of share-based payment plans (in shares)	222,356
Treasury shares, ending (in shares)	(77,644)	(125,000)	0
Treasury shares, beginning	$ (2.0)	$ 0.0
Share purchases	(2.7)	(2.0)	$ 0.0
Assignment of share-based payment plans	3.6
Treasury shares, ending	$ (1.1)	$ (2.0)	$ 0.0